Segment Information - Narrative (Details) - A PARADISE ACQUISITION CORP. - segment	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Segment Reporting Information [Line Items]
Number of operating segments	1	1
A PARADISE ACQUISITION CORP.
Segment Reporting Information [Line Items]
Number of reportable segment	1
Number of operating segments	1	1
A PARADISE ACQUISITION CORP. | Single Reporting Segment
Segment Reporting Information [Line Items]
Number of reportable segment		1